Variable interest entities - Narrative (Details) - Variable interest entity - AerFunding $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Variable Interest Entity [Line Items]
Ownership (in percentage)	5.00%
Subordinated notes ownership (in percentage)	100.00%
Amount outstanding	$ 803
Senior debt facility	$ 2,300